UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders
Driehaus International Discovery Fund
Performance Overview
Schedule of Investments
Financial Highlights
Driehaus Emerging Markets Growth Fund
Performance Overview
Schedule of Investments
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 9. Submission of Matters to a Vote of Security Holders.
Item 10. Controls and Procedures.
Item 11. Exhibits.
SIGNATURES
Certifications Pursuant to Section 302
Certifications Pursuant to Section 906

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

Robert F. Moyer
Senior Vice President & Trustee

A.R. Umans
Trustee

Daniel F. Zemanek
Trustee

John E. Angley
Vice President

Michelle L. Cahoon
Treasurer

Lisa M. King
Secretary

Valerie Baxendale
Assistant Secretary

Investment Adviser

Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

Administrator & Transfer Agent

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245	Semi-Annual Report to Shareholders
June 30, 2004

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund

Distributed by:
Driehaus Securities Corporation

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Driehaus International Discovery Fund
Performance Overview	1
Schedule of Investments	2

Driehaus Emerging Markets Growth Fund
Performance Overview	10
Schedule of Investments	11

Each Fund section includes:
Schedule of Investments by Industry
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	19

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Semi-Annual Report to Shareholders
June 30, 2004

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/04	1 Year	3 Years	5 Years	(12/31/98 - 06/30/04)

Driehaus International Discovery Fund (DRIDX)[1]	31.72%	10.96%	18.90%	24.75%
MSCI EAFE® Growth Index[2]	26.42%	1.73%	-3.29%	-3.18%
MSCI AC World Free Ex-US Index[3]	32.50%	5.25%	0.96%	2.15%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a widely recognized benchmark of non-U.S. growth stock markets. It is an unmanaged index composed of a sample of companies with higher price-to-book ratios, representative of the market structure of 21 European and Pacific Basin countries. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World Free Ex-US Index (MSCI AC World Free Ex-US Index) is a recognized benchmark of non-US stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 48 countries. The MSCI AC World Free Ex-US Index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2004 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.4%

EUROPE — 49.8%
United Kingdom — 13.4%
Cairn Energy PLC**	243,225	$6,219,346
Capita Group PLC	643,900	3,719,163
Corus Group PLC**	1,338,943	965,198
CSR PLC**	767,102	5,620,200
Hilton Group PLC	1,215,601	6,084,396
ISOFT Group PLC	156,786	1,231,154
Michael Page International PLC	234,692	761,849
MMO2 PLC**	999,801	1,681,686
Next PLC	124,973	3,225,065
Redrow PLC	102,259	667,608
Trinity Mirror PLC	309,772	3,651,513
Tullow Oil PLC	2,393,880	5,339,798
William Hill PLC	371,279	3,730,160

		42,897,136

Germany — 6.3%
Continental AG	33,154	1,598,949
Freenet.de AG**	29,993	2,572,611
Fresenius AG (Pref.)	67,963	5,158,021
Puma AG	19,117	4,858,039
United Internet AG	212,387	5,930,288

		20,117,908

Switzerland — 5.0%
Actelion, Ltd.**	28,600	3,288,406
Phonak Holding AG	70,114	2,180,566
SEZ Holding AG**	92,833	3,239,222
Straumann AG	36,076	7,244,583

		15,952,777

France — 4.5%
Cap Gemini SA**	71,746	2,879,686
Galeries Lafayette SA	28,691	5,647,931
JC Decaux SA**	214,078	4,581,451
Technip SA	8,007	1,086,200

		14,195,268

Greece — 3.8%
Alpha Bank AE	129,116	3,283,156
Cosmote Mobile Telecommunications SA	194,080	3,046,040
Folli-Follie SA	18,140	578,676
Germanos SA	108,589	3,136,402
Hyatt Regency Hotels & Tourism SA	185,530	1,905,117

		11,949,391

Sweden — 3.7%
Capio AB**	353,114	3,421,943
Oriflame Cosmetics SA — SDR**	186,827	6,671,552
Telefonaktiebolaget LM Ericsson — ADR**	53,800	1,609,696

		11,703,191

Italy — 3.1%
Credito Emiliano SpA	385,290	3,164,147
Lottomattica SpA	212,578	5,276,108
RCS MediaGroup SpA	296,220	1,326,256

		9,766,511

Spain — 2.5%
Gamesa Corporacion Tecnologica SA	132,552	1,952,970
Indra Sistemas SA	119,660	1,525,722
Promotora de Informaciones SA	264,108	4,614,250

		8,092,942

Austria — 2.5%
Bank Austria Creditanstalt	36,504	2,140,684
Erste Bank der Oesterreichischen Sparkassen AG	36,220	5,689,051

		7,829,735

Denmark — 1.9%
GN Store NORD AS	520,239	4,598,421
Novo Nordisk AS — B	27,050	1,392,515

		5,990,936

Netherlands — 1.1%
Trader Classified Media NV — A	300,643	3,401,725

Norway — 0.8%
Tandberg ASA	148,451	1,568,785
Yara International ASA**	118,600	958,176

		2,526,961

Luxembourg — 0.6%
Millicom International Cellular SA — ADR**	91,318	1,996,211

Belgium — 0.6%
Umicore	30,353	1,911,072

Total Europe		158,331,764

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2004 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

FAR EAST — 29.5%
Japan — 21.9%
AEON Mall Co., Ltd.	51,838	$3,083,248
Alfresa Holdings Corp.	30,200	1,682,775
Benesse Corp.	146,900	4,819,704
Casio Computer Co., Ltd.	315,500	4,776,667
Connect Technologies Corp.**	189	3,083,169
Cyber Agent, Ltd.**	339	3,666,040
Dwango Co., Ltd.	13	442,011
Fast Retailing Co., Ltd.	72,300	5,850,790
Honeys Co., Ltd.	95,600	4,477,075
Hoya Corp.	31,200	3,265,399
Ito En, Ltd.	32,700	1,549,365
Kennedy-Wilson Japan**	673	3,552,655
Nintendo Co., Ltd.	19,600	2,272,282
Promise Co., Ltd.	59,700	3,983,100
Rengo Co., Ltd.	483,300	2,524,685
Rinnai Corp.	70,300	2,138,991
Sawai Pharmaceutical Co., Ltd.	94,100	3,967,007
Sysmex Corp.	74,700	2,307,098
T&D Holdings, Inc.**	64,750	3,234,088
Trend Micro, Inc.	69,700	3,091,674
USS Co., Ltd.	38,450	3,308,853
Yamada Denki Co., Ltd.	65,200	2,431,966
Yamanashi Chuo Bank, Ltd.	46,800	285,222

		69,793,864

Australia — 4.4%
Aristocrat Leisure, Ltd.	1,993,497	6,721,183
Billabong International, Ltd.	789,201	4,541,009
CSL, Ltd.	117,855	1,830,786
Hardman Resources, Ltd.**	799,106	1,068,785

		14,161,763

South Korea — 1.1%
NHN Corp.	36,096	3,592,419

Hong Kong — 0.8%
Giordano International, Ltd.	4,088,000	2,581,271

China — 0.7%
Yanzhou Coal Mining Co., Ltd. — H	1,992,000	2,170,825

Thailand — 0.6%
Thai Olefins Public Co., Ltd. — NVDR**	1,251,700	1,775,678

Total Far East		94,075,820

NORTH AMERICA — 10.3%
Canada — 6.4%
Cott Corp. — ADR**	104,000	3,369,600
Methanex Corp.	211,831	2,796,501
Niko Resources, Ltd.	159,325	4,586,944
PetroKazakhstan, Inc. — ADR — A	111,704	3,040,583
Research in Motion, Ltd. — ADR**	95,274	6,520,554

		20,314,182

Bermuda — 1.5%
Marvell Technology Group, Ltd. — ADR**	176,836	4,721,521

United States — 1.3%
Quicksilver Resources, Inc.**	63,142	4,234,934

Mexico — 1.1%
America Movil SA de CV — ADR — L	51,200	1,862,144
Grupo Televisa SA — ADR	35,300	1,598,031

		3,460,175

Total North America		32,730,812

MIDDLE EAST — 3.0%
Israel — 3.0%
Alvarion, Ltd. — ADR**	194,000	2,576,320
Check Point Software Technologies, Ltd. — ADR**	204,500	5,519,455
Teva Pharmaceutical Industries, Ltd. — ADR	22,800	1,534,212

		9,629,987

Total Middle East		9,629,987

AFRICA — 0.6%
South Africa — 0.6%
MTN Group, Ltd.	413,425	1,896,674

Total Africa		1,896,674

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2004 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

SOUTH AMERICA — 0.2%
Brazil — 0.2%
Gerdau SA — ADR	65,395	$792,587

Total South America		792,587

Total Equity Securities (Cost $255,787,598)		297,457,644

EQUITY CERTIFICATES — 1.2% (Note C)

FAR EAST — 1.2%
India — 1.2%
Arvind Mills, Ltd.**†	1,041,884	1,547,823
Bharti Tele-Ventures, Ltd.**†	807,011	2,410,542

		3,958,365

Total Equity Certificates (Cost $3,085,321)		3,958,365

TOTAL INVESTMENTS
(COST $258,872,919)	94.6%	$301,416,009
Other Assets in Excess of Liabilities	5.4%	17,046,008

Net Assets	100.0%	$318,462,017

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$258,872,919

Gross Appreciation		$43,681,086
Gross Depreciation		(1,137,996)

Net Appreciation		$42,543,090

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2004, the value of these restricted securities amounted to $3,958,365 or 1.2% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Arvind Mills, Ltd.	06/30/04	$1,579,600
Bharti Tele-Ventures, Ltd.	10/01/03 to 05/03/04	$1,505,721

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt
SDR — Swedish Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments by Industry
June 30, 2004 (unaudited)

Percent of
Industry	Net Assets

Appliances	0.7%
Banking	4.6%
Basic Industries/ Multi-Industry	0.6%
Beverages	1.5%
Broadband Equipment/ Components	0.8%
Broadcast & Publishing Services	5.8%
Business & Publishing Services	4.8%
Chemicals	1.2%
Communications	3.9%
Computer Services	2.6%
Construction	0.2%
Consumer Non-Durables/ Multi-Industry	1.0%
Consumer Services/ Multi-Industry	1.9%
Data Processing	0.1%
Drugs	0.5%
Electrical & Electronics	2.3%
Electronic Components	5.2%
Energy/Multi-Industry	0.6%
Energy Sources	2.7%
Financial Services	1.3%
Forest Products	0.8%
Gas/ Marketing	1.3%
Health Care	8.7%
Health/Multi-Industry	1.8%
Industrial Components	0.5%
Industrial Services	0.2%
Insurance	1.0%
Leisure & Tourism	5.8%
Machinery and Engineering	0.3%
Merchandising	4.8%
Metals — Steel	0.3%
Oil	4.4%
Real Estate	1.0%
Recreation	3.7%
Retailing — Goods	1.8%
Semiconductors	1.5%
Steel	0.2%
Technology/ Multi-Industry	4.2%
Telecommunications	2.2%
Telephone Utilities	1.4%
Textiles & Apparel	5.4%
Utilities	0.5%
Wireless Communication Devices	0.5%
Other Assets in Excess of Liabilities	5.4%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2004 (unaudited)

ASSETS:
Investments, at market value (Cost $258,872,919)	$301,416,009
Foreign currency (Cost $4,250,100)	4,241,818
Cash	16,981,973
Receivables:
Dividends	792,531
Interest	2,311
Investment securities sold	8,087,468
Fund shares sold	924,758
Prepaid expenses and other assets	259,972

TOTAL ASSETS	332,706,840

LIABILITIES:
Payables:
Investment securities purchased	11,636,252
Fund shares redeemed	1,998,584
Due to affiliates	381,501
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	24,965
Accrued expenses	203,521

TOTAL LIABILITIES	14,244,823

NET ASSETS	$318,462,017

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	10,859,753

NET ASSET VALUE PER SHARE	$29.32

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2004:
Paid-in capital	$270,749,533
Undistributed net investment income	842,200
Undistributed net realized gain	5,005,847
Undistributed net realized foreign exchange loss	(663,064)
Unrealized net foreign exchange loss	(15,589)
Unrealized net appreciation on investments	42,543,090

NET ASSETS	$318,462,017

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six month period January 1, 2004 through June 30, 2004 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $179,992)	$3,292,785
Interest	13,773
Other	10,746

Total income	3,317,304

Expenses:
Investment advisory fee	2,301,449
Administration fee	188,487
Professional fees	92,387
Federal and state registration fees	17,281
Custodian fee	268,386
Transfer agent fees	40,118
Trustees’ fees	18,603
Miscellaneous	101,191

Total expenses	3,027,902

Fees paid indirectly	(739,796)

Net expenses	2,288,106

Net investment income	1,029,198

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss from security transactions	(1,731,235)
Net realized foreign exchange loss	(663,064)
Net change in unrealized foreign exchange loss	(15,700)
Net change in unrealized appreciation of investments	(1,616,531)

Net realized and unrealized loss on investments and foreign currency transactions	(4,026,530)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,997,332)

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2004
	through	For the year
	June 30, 2004	ended
	(unaudited)	December 31, 2003

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,029,198	$(1,324,238)
Net realized gain (loss) on investments and foreign currency transactions	(2,394,299)	39,032,033
Net change in unrealized gain (loss) on investments and foreign currency transactions	(1,632,231)	36,755,814

Net increase (decrease) in net assets resulting from operations	(2,997,332)	74,463,609

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	112,765,008	50,078,780
Reinvestment of distributions	—	—
Cost of shares redeemed	(51,972,788)	(43,525,605)
Redemption fees	47,664	33,904
Net assets acquired in tax-free reorganization	—	111,456,128

Net increase in net assets derived from capital share transactions	60,839,884	118,043,207

Total increase in net assets	57,842,552	192,506,816

NET ASSETS:

Beginning of period	$260,619,465	$68,112,649

End of period (Including undistributed net investment income (loss) of $842,200 and ($186,998), respectively)	$318,462,017	$260,619,465

Capital share transactions are as follows:
Shares issued	3,701,059	2,027,604
Shares reinvested	—	—
Shares redeemed	(1,741,570)	(1,887,180)
Shares issued in tax-free reorganization	—	4,981,747

Net increase from capital share transactions	1,959,489	5,122,171

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2004	For the year		For the year		For the year		For the year	For the year
	through	ended		ended		ended		ended	ended
	June 30, 2004	December 31,		December 31,		December 31,		December 31,	December 31,
	(unaudited)	2003		2002		2001		2000	1999

Net asset value, beginning of period	$29.28	$18.03		$20.70		$24.17		$28.25	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09	(0.15)		(0.12)		(0.24)		(0.23)	(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)	11.40		(2.57)		(3.23)		(2.95)	21.14

Total income (loss) from investment operations	0.04	11.25		(2.69)		(3.47)		(3.18)	20.97

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—		—		—		—	—
Distributions from capital gains	—	—		—		—		(0.90)	(2.72)

Total distributions	—	—		—		—		(0.90)	(2.72)

Redemption fees added to paid-in capital	0.00 ~	0.00	~	0.02		0.00	~	0.00 ~	—

Net asset value, end of period	$29.32	$29.28		$18.03		$20.70		$24.17	$28.25

Total Return	0.14%**	62.40%		(12.90)%		(14.36)%		(11.29)%	213.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$318,462	$260,619		$68,113		$44,847		$51,405	$26,242
Ratio of expenses before fees paid indirectly to average net assets	1.97%*	2.02	%†	2.26	%†	2.34	%†	2.10%†	2.43%†
Ratio of net expenses to average net assets	1.49%*#	2.02	%†#	1.86	%†#	2.31	%†#	2.10%†	2.43%†
Ratio of net investment income (loss) to average net assets	0.67%*#	(1.11	)%†#	(0.71	)%†#	(1.12	)%†#	(0.85)%†	(1.60)%†
Portfolio turnover	256.60%**	515.76%		405.69%		612.64%		407.96%	267.86%
Annualized portfolio turnover	516.01%	515.76%		405.69%		612.64%		407.96%	267.86%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period December 31, 1998 through May 31, 1999, the Fund’s operating expense cap was 2.50% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/04	1 Year	3 Years	5 Years	(12/31/97 - 06/30/04)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	31.38%	14.52%	11.47%	12.13%
MSCI EMF Index[2]	33.51%	13.10%	3.27%	3.19%

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) is a recognized benchmark of emerging markets stock markets. It is an unmanaged index of a sample of companies representative of the market structure of 26 emerging markets countries. This index, when including or excluding securities, takes into account any limitations that an international investor would experience when investing directly in such securities. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2004 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.1%

FAR EAST — 39.2%
South Korea — 14.6%
Hanjin Shipping Co., Ltd.	17,050	$261,173
Hanmi Pharm Co., Ltd.	59,979	1,946,527
Hanwha Chemical Corp.	111,790	651,101
Kangwon Land, Inc.	57,000	631,415
KH Vatec Co., Ltd.	17,758	688,497
Kia Motors Corp.	42,420	362,341
Kiryung Electronics Co., Ltd.**	103,080	487,076
Kookmin Bank**	16,080	499,586
LG Investment & Securities Co., Ltd.**	103,320	739,469
NCsoft Corp.**	8,250	684,704
NHN Corp.	16,612	1,653,293
Nong Shim Co., Ltd.	6,270	1,424,383
POSCO	8,700	1,121,852
Samsung Fire & Marine Insurance Co., Ltd.	14,810	947,174
Samsung SDI Co., Ltd.	7,480	786,517
You Eal Electronics Co., Ltd.	23,550	661,357

		13,546,465

Taiwan — 9.5%
ASE Test, Ltd. — TDR**	3,581,000	410,900
Cathay Financial Holding Co., Ltd.**	713,000	1,282,298
Chi Mei Optoelectronics Corp. — GDR**	34,871	552,705
ET Internet Technology Corp.**	2,236,899	1,037,325
Far Eastern Textile, Ltd.**	2,198,000	1,300,244
Kindom Construction Co., Ltd.**	1,000,000	368,609
Optimax Technology Corp.	154,075	512,973
Polaris Securities Co., Ltd.**	1,519,000	799,236
Powerchip Semiconductor Corp.**	1,100,000	886,147
Siliconware Precision Industries Co. — ADR**	93,900	381,234
Taishin Financial Holdings Co., Ltd.**	1,490,000	1,226,902

		8,758,573

Thailand — 3.7%
Bangkok Bank Public Co., Ltd. — NVDR**	477,700	1,098,295
PTT Exploration and Production Public Co., Ltd. (Foreign)	189,700	1,243,478
Thai Olefins Public Co., Ltd. — NVDR**	782,200	1,109,639

		3,451,412

Malaysia — 3.7%
AMMB Holdings Berhad**	868,100	753,876
Digi.com Berhad**	1,530,100	1,844,173
Transmile Group Berhad	457,100	817,968

		3,416,017

Philippines — 3.3%
Filinvest Land, Inc.**	5,082,000	92,310
Philippine Long Distance Telephone Co. — ADR**	101,264	2,112,367
SM Prime Holdings, Inc.	8,092,000	879,017

		3,083,694

Indonesia — 1.9%
PT Bank Rakyat Indonesia Tbk	4,689,500	835,407
PT Telekomunikasi Indonesia Tbk**	1,200,000	944,430

		1,779,837

Hong Kong — 1.3%
Global Bio-chem Technology Group Co., Ltd.	744,000	538,937
Skyworth Digital Holdings, Ltd.	2,488,000	653,914

		1,192,851

China — 1.2%
Shanda Interactive Entertainment, Ltd. — ADR**	13,600	209,712
Yanzhou Coal Mining Co., Ltd. — H	850,000	926,306

		1,136,018

Total Far East		36,364,867

EUROPE — 18.2%
United Kingdom — 4.9%
Antofagasta PLC	32,761	558,770
BHP Billiton PLC	103,679	899,684
Burren Energy PLC**	221,826	1,307,414
Cairn Energy PLC**	71,530	1,829,046

		4,594,914

Russia — 4.9%
Mobile Telesystems — ADR	11,264	1,374,208
Sberbank RF	2,974	1,207,444
Surgutneftegaz — ADR	28,081	918,249
Tatneft — ADR	37,600	999,032

		4,498,933

Hungary — 3.3%
FHB Land Credit and Mortgage Bank Rt	28,495	1,182,688
OTP Bank Rt	93,676	1,913,338

		3,096,026

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2004 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Poland — 3.0%
Bank Przemyslowo — Handlowy BPH	17,343	$1,967,864
KGHM Polska Miedz SA — GDR**	54,968	838,262

		2,806,126

Turkey — 1.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	59,104,000	689,016
Migros Turk TAS	96,827,000	469,781

		1,158,797

Luxembourg — 0.8%
Millicom International Cellular SA — ADR**	35,386	773,538

Total Europe		16,928,334

NORTH AMERICA — 9.7%
Mexico — 8.7%
America Movil SA de CV — ADR — L	49,818	1,811,881
Corporacion GEO SA de CV — B**	798,800	1,050,706
Empresas ICA Sociedad Controladora SA de CV**	2,951,200	903,298
Grupo Aeroportuario del Sureste SA de CV — ADR	58,170	1,076,145
Grupo Financiero Banorte SA de CV — O**	268,300	949,856
Grupo Televisa SA — ADR	33,700	1,525,599
Urbi Desarrollos Urbanos SA de CV**	214,831	691,080

		8,008,565

Canada — 1.0%
PetroKazakhstan, Inc. — ADR — A	35,296	960,757

Total North America		8,969,322

AFRICA — 9.6%
South Africa — 9.6%
ABSA Group, Ltd.	178,069	1,461,873
African Bank Investments, Ltd.	1,150,598	2,185,529
Impala Platinum Holdings, Ltd.	10,588	802,760
JD Group, Ltd.	191,287	1,317,893
MTN Group, Ltd.	306,868	1,407,821
Tongaat-Hulett Group, Ltd.	241,199	1,669,921

		8,845,797

Total Africa		8,845,797

SOUTH AMERICA — 7.4%
Brazil — 7.4%
Aracruz Celulose SA — ADR	26,224	856,476
Banco Bradesco SA	26,640	990,420
Caemi Mineracao e Metalurgia SA (Pref.)**	2,605,655	992,791
Gerdau SA (Pref.)	153,560	1,842,026
Gol-Linhas Aereas Inteligentes SA (Pref.)**	35,000	299,483
Perdigao SA (Pref.)**	145,900	1,401,526
Telemig Celular Participacoes SA — ADR	15,800	466,100

		6,848,822

Total South America		6,848,822

MIDDLE EAST — 5.0%
Israel — 5.0%
Alvarion, Ltd. — ADR**	77,400	1,027,872
Check Point Software Technologies, Ltd. — ADR**	64,500	1,740,855
Makhteshim-Agan Industries, Ltd.	391,962	1,823,525

		4,592,252

Total Middle East		4,592,252

Total Equity Securities (Cost $71,979,000)		82,549,394

EQUITY CERTIFICATES — 1.8% (Note C)

FAR EAST — 1.8%
India — 1.8%
Bharti Tele-Ventures, Ltd.**†	388,103	1,159,263
Cipla, Ltd.**†	102,720	473,632

		1,632,895

Total Equity Certificates (Cost $1,335,627)		1,632,895

TOTAL INVESTMENTS (COST $73,314,627)	90.9%	$84,182,289
Other Assets in Excess of Liabilities	9.1%	8,414,708

Net Assets	100.0%	$92,596,997

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2004 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis	$73,314,627

Gross Appreciation	$13,109,500
Gross Depreciation	(2,241,838)

Net Appreciation	$10,867,662

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2004, the value of these restricted securities amounted to $1,632,895 or 1.8% of net assets.

Additional information on each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharti Tele-Ventures, Ltd.	08/05/03 to 05/25/04	$708,270
Cipla, Ltd.	04/30/04 to 05/10/04	$627,357

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
TDR — Taiwan Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments by Industry
June 30, 2004 (unaudited)

Percent of
Industry	Net Assets

Automobiles	0.4%
Banking	12.1%
Basic Industries/ Multi-Industry	1.8%
Beverages	0.7%
Broadband Equipment/ Components	1.1%
Broadcast & Publishing Services	1.7%
Chemicals	3.0%
Computer Services	1.9%
Construction	2.5%
Consumer Services/ Multi-Industry	0.8%
Data Processing	0.7%
Electrical & Electronics	0.8%
Electronic Components	4.0%
Electronic Instruments	0.4%
Energy/ Multi-Industry	1.2%
Energy Sources	4.7%
Finance/ Multi-Industry	1.4%
Financial Services	6.3%
Food & Household	1.1%
Food Processors	3.1%
Forest Products	0.9%
Gold Mining	0.6%
Health Care	2.6%
Home Furnishings	0.7%
Insurance	1.0%
Investments	0.9%
Leisure	0.9%
Metals — Nonferrous	1.8%
Metals — Steel	1.2%
Miscellaneous Materials	2.5%
Nonferrous Base Metals	0.9%
Oil	4.1%
Real Estate	1.0%
Steel	2.0%
Technology/ Multi-Industry	1.8%
Telecommunications	8.3%
Telephone Utilities	5.1%
Textiles & Apparel	1.4%
Transportation — Air	2.4%
Transportation — Shipping	1.1%
Other Assets in Excess of Liabilities	9.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2004 (unaudited)

ASSETS:
Investments, at market value (Cost $73,314,627)	$84,182,289
Foreign currency (Cost $3,428,609)	3,425,346
Cash	3,543,256
Receivables:
Dividends	240,940
Interest	302
Investment securities sold	1,411,009
Fund shares sold	76,863
Prepaid expenses and other assets	53,883

TOTAL ASSETS	92,933,888

LIABILITIES:
Payables:
Investment securities purchased	6,504
Fund shares redeemed	82,492
Due to affiliates	111,491
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	2,062
Foreign taxes	1,004
Accrued expenses	133,338

TOTAL LIABILITIES	336,891

NET ASSETS	$92,596,997

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	4,694,624

NET ASSET VALUE PER SHARE	$19.72

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2004:
Paid-in capital	$74,628,215
Undistributed net investment loss	(332,146)
Undistributed net realized gain	7,630,928
Undistributed net realized foreign exchange loss	(192,952)
Unrealized net foreign exchange loss	(4,710)
Unrealized net appreciation on investments	10,867,662

NET ASSETS	$92,596,997

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six month period January 1, 2004 through June 30, 2004 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $130,161)	$1,028,940
Interest	870

Total income	1,029,810

Expenses:
Investment advisory fee	763,715
Administration fee	72,474
Professional fees	57,332
Federal and state registration fees	12,949
Custodian fee	191,304
Transfer agent fees	26,294
Trustees’ fees	11,209
Miscellaneous	59,703

Total expenses	1,194,980

Fees paid indirectly	(218,750)

Net expenses	976,230

Net investment income	53,580

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	7,612,186
Net realized foreign exchange loss	(192,952)
Net change in unrealized foreign exchange loss	(7,497)
Net change in unrealized appreciation of investments	(10,273,889)

Net realized and unrealized loss on investments and foreign currency transactions	(2,862,152)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,808,572)

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six month
	period
	January 1, 2004
	through	For the year
	June 30, 2004	ended
	(unaudited)	December 31, 2003

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income	$53,580	$22,266
Net realized gain on investments and foreign currency transactions	7,419,234	12,507,953
Net change in unrealized gain (loss) on investments and foreign currency transactions	(10,281,386)	17,282,836

Net increase (decrease) in net assets resulting from operations	(2,808,572)	29,813,055

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Proceeds from shares sold	26,096,376	31,203,662
Reinvestment of distributions	—	—
Cost of shares redeemed	(30,711,602)	(15,973,858)
Redemption fees	35,188	11,636
Net assets acquired in tax-free reorganization	—	18,999,116

Net increase (decrease) in net assets derived from capital share transactions	(4,580,038)	34,240,556

Total increase (decrease) in net assets	(7,388,610)	64,053,611

NET ASSETS:

Beginning of period	$99,985,607	$35,931,996

End of period (Including undistributed net investment loss of ($332,146) and ($385,726), respectively)	$92,596,997	$99,985,607

Capital share transactions are as follows:
Shares issued	1,250,308	1,837,706
Shares reinvested	—	—
Shares redeemed	(1,482,844)	(1,069,642)
Shares issued in tax-free reorganization	—	1,227,831

Net increase (decrease) from capital share transactions	(232,536)	1,995,895

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2004		For the year		For the year		For the year		For the year	For the year
	through		ended		ended		ended		ended	ended
	June 30, 2004		December 31,		December 31,		December 31,		December 31,	December 31,
	(unaudited)		2003		2002		2001		2000	1999

Net asset value, beginning of period	$20.29		$12.26		$13.27		$13.57		$18.36	$8.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		0.00		(0.09)		(0.11)		0.10	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.59)		8.03		(0.93)		(0.16)		(4.28)	10.05

Total income (loss) from investment operations	(0.58)		8.03		(1.02)		(0.27)		(4.18)	9.91

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—		(0.03)		—	—
Distributions from capital gains	—		—		—		—		(0.61)	(0.28)

Total distributions	—		—		—		(0.03)		(0.61)	(0.28)

Redemption fees added to paid-in capital	0.01		0.00	~	0.01		0.00	~	0.00 ~	—

Net asset value, end of period	$19.72		$20.29		$12.26		$13.27		$13.57	$18.36

Total Return	(2.81	)%**	65.50%		(7.61)%		(1.98)%		(22.73)%	114.16%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$92,597		$99,986		$35,932		$21,953		$24,158	$10,537
Ratio of expenses before fees paid indirectly to average net assets	2.35	%*	2.35	%†	2.50	%†	2.50	%†	2.50%†	2.58%†
Ratio of net expenses to average net assets	1.92	%*#	2.34	%†#	2.16	%†#	2.49	%†#	2.50%†	2.58%†
Ratio of net investment income (loss) to average net assets	0.11	%*#	0.04	%†#	(0.76	)%†#	(0.79	)%†#	0.78%†	(1.29)%†
Portfolio turnover	191.38	%**	432.47%		355.14%		505.50%		375.47%	366.53%
Annualized portfolio turnover	384.87%		432.47%		355.14%		505.50%		375.47%	366.53%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC, Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period December 31, 1997 through May 31, 1999, the Fund’s operating expense cap was 2.75% of average net assets. For the period June 1, 1999 through June 30, 2002, the operating expense cap was reduced to 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with two separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The two Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97

     The investment objective of the Funds is to maximize capital appreciation.

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in the equity securities of emerging markets companies.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus International Discovery Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund (“Acquired Funds”) pursuant to a plan of reorganization approved by the shareholders of each of the Acquired Funds. The acquisition was accomplished by a tax-free exchange of 4,981,747 shares of the Acquiring Fund for 13,169,713 and 1,455,472 shares, respectively, of the Driehaus International Growth Fund and the Driehaus European Opportunity Fund outstanding at the end of business on September 26, 2003. The Driehaus International Growth Fund and the Driehaus European Opportunity Fund’s net assets at that date ($84,553,063 and $39,892,130, respectively), including $10,177,600 and $2,811,465, respectively, of net unrealized appreciation, were combined with those of the Driehaus International Discovery Fund. The aggregate net assets of the Driehaus International Discovery Fund immediately before the acquisition were $96,273,882. The combined net assets of the Driehaus International Discovery Fund immediately following the acquisition were $220,719,075.

     Immediately prior to the opening of business on September 29, 2003, the Driehaus Emerging Markets Growth Fund (“Acquiring Fund”) acquired all the net assets of the Driehaus Asia Pacific Growth Fund (“Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The acquisition was accomplished by a tax-free exchange of 1,227,831 shares of the Acquiring Fund for 1,354,933 shares of the Driehaus Asia Pacific Growth Fund outstanding at the end of business on September 26, 2003. The Driehaus Asia Pacific Growth Fund’s net assets at that date ($20,422,298), including $1,423,182 of net unrealized appreciation, were combined with those of the Driehaus Emerging Markets Growth Fund. The aggregate net assets of the Driehaus Emerging Markets Growth Fund immediately before the acquisition were $50,277,767. The combined net assets of the Driehaus Emerging Markets Growth Fund immediately following the acquisition were $70,700,065.

Fiscal Year End

     The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Depending upon local convention or regulation, equity securities may be valued at the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination, include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

impact an entire market or region; and political and other events which may be global or impact a particular country or region.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily. This change in net asset value is allocated daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the period ended December 31, 2003, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences.

     At December 31, 2003, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had accumulated capital loss carryforwards of $148,178,434 and $3,251,909, respectively, expiring between 2009 and 2010. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2003, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses and realized post-October currency losses of $183,093 and $151,485, respectively, which, for tax purposes, are deferred and will be recognized later this year.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $141,844,375 and $6,334,059, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2010. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $3,251,909, which may be applied against any realized net taxable capital gains in future years or until December 31, 2010, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Distributions to Shareholders

     The Funds had no distributions during the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002.

     As of December 31, 2003, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$4,447,267	$52,677
Undistributed long-term capital gains	2,331,264	612,252

Accumulated earnings	6,778,531	664,929
Paid-in capital	360,160,159	82,864,637
Accumulated capital and other losses	(148,296,343)	(3,388,408)
Unrealized appreciation/(depreciation) on foreign currency	111	2,787
Unrealized appreciation on investments	41,977,007	19,841,662

Net assets	$260,619,465	$99,985,607

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2004.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments held. These fluctuations are included with the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

     The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. (“DCM”), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each Fund’s average daily net assets.

     DCM previously agreed to absorb other operating expenses to the extent necessary to ensure that total operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund would not exceed 2.40% and 2.50%, respectively, of the average net assets of each Fund on an annual basis, through June 30, 2003. For the period July 1, 2002 through June 30, 2003, the Funds were reimbursed for expenses exceeding their respective expense caps after reduction of amounts received through commission recapture programs that were applied to Fund operating expenses.

     The amounts accrued and payable to DCM during the six months ended June 30, 2004, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$2,301,449	$381,501
Driehaus Emerging Markets Growth Fund	763,715	111,491

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2004, these arrangements reduced the expenses of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund by $739,796 (24.4%) and $218,750 (18.3%), respectively.

     Driehaus Securities Corporation (“DSC”) is the Funds’ distributor.

     DSC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2004, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DSC	through DSC

Driehaus International Discovery Fund	$3,485,231	$324,002	11,237,712
Driehaus Emerging Markets Growth Fund	968,052	121,158	3,578,016

     A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Funds.

     PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C. DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds occasionally invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2004, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $873,044 and $297,268, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Fund and the Driehaus Emerging Markets Growth Fund represented 1.3% and 1.9%, respectively, of their total market values at June 30, 2004.

     At June 30, 2004, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2004, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

     The Funds had the following outstanding contracts at June 30, 2004:

Driehaus International Discovery Fund Transaction Hedges: Foreign Currency Purchased:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Sold	Foreign Currency Purchased		Date	at June 30, 2004

$631,881	908,172	Australian Dollar	July 2004	$(3,767)
295,586	1,800,959	Danish Krone	July 2004	8
2,281,190	1,873,427	Euro	July 2004	2,677
5,354,679	585,737,106	Japanese Yen	July 2004	(49,520)
802,593	442,562	Pound Sterling	July 2004	(4,473)

				$(55,075)

Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2004

$633,524	911,086	Australian Dollar	July 2004	$2,688
727,700	597,674	Euro	July 2004	1,164
1,850,597	202,413,140	Japanese Yen	July 2004	16,223
1,619,562	893,166	Pound Sterling	July 2004	9,441
656,852	4,944,405	Swedish Krona	July 2004	594

				$30,110

		Net unrealized depreciation		$(24,965)

Driehaus Emerging Markets Growth Fund Transaction Hedges: Foreign Currency Sold:

				Unrealized
				Appreciation
US Dollars			Settlement	(Depreciation)
Purchased	Foreign Currency Sold		Date	at June 30, 2004

$663,157	365,690	Pound Sterling	July 2004	$(2,062)

		Net unrealized depreciation		$(2,062)

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

D. INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2004, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$785,029,119	$733,110,392
Driehaus Emerging Markets Growth Fund	181,460,706	190,740,822

E. RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2004, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F. LINES OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds have agreed to pay commitment fees computed at a rate of .125% per annum on the average daily amount of the available committed line. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2004, the Funds had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. REDEMPTION FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Registrant does not currently have procedures in place by which shareholders may recommend nominees to the Registrant’s Board.

Item 10. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, Chairman of the Board & President (principal executive officer)

Date    September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus Richard H. Driehaus, Chairman of the Board & President (principal executive officer)

Date    September 1, 2004

By (Signature and Title)*	/s/ Michelle L. Cahoon Michelle L. Cahoon, Treasurer (principal financial officer)

Date    September 1, 2004

* Print the name and title of each signing officer under his or her signature.